Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Deferred tax assets	¥ 61,163	¥ 45,765	¥ 32,646
Deferred tax liabilities		(285)	(14,651)
Tax losses
Deferred income tax
Deferred tax assets	60,002	43,323	27,988
Other temporary differences
Deferred income tax
Deferred tax assets	¥ 1,161	2,442	4,658
Deferred tax liabilities			(226)
Medical licenses and tradenames
Deferred income tax
Deferred tax liabilities		¥ (285)	¥ (14,425)